ACQUISITIONS (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 14, 2022	Feb. 09, 2022	Nov. 30, 2021	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Cash purchase price								$ 5,150,000	$ 10,291,674	$ 75,000
Revenue					$ 13,574,896	$ 6,126,063	27,134,602	10,925,053	29,009,640	11,235,041
Net income					(470,131)	(276,263)	(1,521,279)	(694,155)	(3,322,695)	(1,812,604)
Net income (loss)					$ 470,131	$ 276,263	$ 1,521,279	$ 694,155	3,322,695	$ 1,812,604
E I R Hydration [Member]
Business Acquisition [Line Items]
Transaction cost			$ 75,000
Intangible assets				$ 54,000
Mother Earth's Storehouse, Inc. [Member]
Business Acquisition [Line Items]
Cash purchase price		$ 5,150,000
Inventory		$ 805,000
Amortization period for goodwill for tax purposes (years)		15 years
Revenue									11,900,000
Net income									300,000
Net income (loss)									(300,000)
Mother Earth's Storehouse, Inc. [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Aquisition related cost									157,000
Greens Natural Foods [Member]
Business Acquisition [Line Items]
Cash purchase price	$ 5,142,000
Inventory	$ 1,642,000
Amortization period for goodwill for tax purposes (years)	15 years
Revenue									6,300,000
Net income									(50,000.00)
Promissory note	$ 3,000,000
Contingent consideration	9,250,000
Net income (loss)									50,000.00
Greens Natural Foods [Member] | Acquisition-related Costs [Member]
Business Acquisition [Line Items]
Aquisition related cost									1,063,000
Greens Natural Foods [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Aquisition related cost									$ 906,000
Asset Purchase Agreement [Member] | Mother Earth's Storehouse, Inc. [Member]
Business Acquisition [Line Items]
Cash purchase price		$ 4,472,500
Inventory		$ 677,500
Asset Purchase Agreement [Member] | Greens Natural Foods [Member]
Business Acquisition [Line Items]
Cash purchase price	5,142,000
Promissory note	3,000,000
Asset Purchase Agreement [Member] | Greens Natural Foods [Member] | Fair Value, Inputs, Level 3 [Member]
Business Acquisition [Line Items]
Contingent consideration	$ 1,108,000
Contingent consideration discount rate	3.80%